CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares par value	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	18,092,663	5,142,641
Common stock, shares outstanding	18,092,663	5,142,641
Series G Preferred Stocks [Member]
Liquidation preference	$ 0	$ 0
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000	25,000
Preferred stock, shares issued	5,272	10,544
Preferred stock, shares outstanding	5,272	10,544
Series C Preferred Stock [Member]
Liquidation preference	$ 9,305,550	$ 133,930,990
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,200	5,200
Preferred stock, shares issued	270	3,886
Preferred stock, shares outstanding	270	3,886